Financial income (expenses), net	12 Months Ended
Dec. 31, 2024
Component Of Other Non Operating Income Expense [Abstract]
Financial income (expenses), net
Note 17: - Financial income (expenses), net

	Year ended December 31,
	2024	2023	2022
Bank charges and other financial expenses	$(138)	$(185)	$(596)
Amortization of discount of convertible notes	(2,555)	(2,541)	(2,527)
Derivatives and hedging	-	(395)	(875)
Exchange rate gain (loss), net	(859)	131	1,141
Amortization of premium and accretion of discount on marketable securities, net	4,753	730	(6,385)
Interest income, net	26,505	22,423	12,866
Total	$27,706	$20,163	$3,624